UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Item 1.	Reports to Stockholders

Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Digital Health ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF
Annual Report
June 30, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Market Recap
The S&P 500® index returned -10.62% for the 12 months ending June 30, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia–Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. Against this backdrop, the index returned -8.72% in April amid clearer signals of the Fed’s intention to tighten monetary policy. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. The S&P 500® gained 0.18% for the month. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Partly in reaction, the S&P 500 returned -8.25% in June and -19.96% since the end of 2021 – its worst first-half result to begin a year since 1970. For the full 12 months, the growth-oriented communication services (-29%) and consumer discretionary (-24%) sectors lagged most. In contrast, energy (+40%) rode a surge in commodity prices and led by a wide margin, followed by defensive sectors, such as utilities (+14%).
Annual Report	4

Fidelity® Clean Energy ETF
Performance (Unaudited)
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Clean Energy ETF will be reported once the fund is a year old.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Clean Energy ETF – NAV on October 5, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Clean Energy Index and MSCI ACWI (All Country World Index) Index performed over the same period.
5	Annual Report

Fidelity® Clean Energy ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
From its inception on October 5, 2021, through June 30, 2022, the fund returned -16.12%, trailing the -14.76% result of the MSCI ACWI (All Country World Index) Index. In a challenging market environment, most segments in the index produced a negative return. The electrical components & equipment sub-industry, for example, returned -39%, while heavy electrical equipment returned roughly -31% and electronic equipment & instruments returned -22%. The largest sub-industry in the index, renewable electricity, returned -9%. In contrast, the strongest-performing category in the index was independent power producers & energy traders (+13%), while semiconductor equipment also gained in value (+4%).On an individual-stock basis, the portfolio's largest detractor was Vestas Wind Systems (-42%), a Danish maker of wind turbines. Shares of Plug Power, a developer of hydrogen power systems, returned about -45% and hindered the fund’s result, as well. Further detracting was the stock of Sunrun (-43%), a provider of photovoltaic solar energy generation systems, while shares of Ballard Power Systems (-52%), which makes proton exchange membrane fuel cell products, also struggled this period. A position in TPI Composites, a maker of wind blades, also pressured performance, returning roughly -61%. Conversely, the biggest individual contributor was Enphase Energy, a maker of solar-energy products whose shares gained 28%. JinkoSolar Holding (+50%), which produces solar panels, was another key contributor, as was Drax Group (-18%), a U.K.-based power-generation company. Other notable stocks that bolstered the portfolio’s return included Spain-based solar-energy provider Solaria Energia (+30%) and Boralex, a developer of renewable energy power facilities, whose shares gained about 19%.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	6

Fidelity® Clean Energy ETF
Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022
% of fund's net assets
Enphase Energy, Inc.	4.5
Orsted AS	4.0
Vestas Wind Systems A/S	3.7
Plug Power, Inc.	2.9
Northland Power, Inc.	2.8
Verbund AG	2.8
First Solar, Inc.	2.7
Xinyi Solar Holdings Ltd.	2.7
EDP Renovaveis S.A.	2.6
China Longyuan Power Group Corp. Ltd.	2.6
31.3

Top Market Sectors as of June 30, 2022
% of fund's net assets
Utilities	52.5
Industrials	26.4
Information Technology	20.9

Asset Allocation as of June 30, 2022
* Foreign investments – 70.6%
7	Annual Report

Fidelity® Cloud Computing ETF
Performance (Unaudited)
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Cloud Computing ETF will be reported once the fund is a year old.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Cloud Computing ETF – NAV on October 5, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Cloud Computing Index and MSCI ACWI (All Country World Index) Index performed over the same period.
Annual Report	8

Fidelity® Cloud Computing ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
From its inception on October 5, 2021, through June 30, 2022, the fund returned -36.69%, trailing the -36.15% result of the Fidelity Cloud Computing Index. In a challenging market environment, most segments in the index produced a sharply negative return. The IT consulting & other services sub-industry, for example, returned -74%, while the internet services & infrastructure category returned -60%. The largest sub-industry in the index, application software, returned -41%, while systems software returned -24%. The strongest-performing category in the index was communications equipment, which gained 24%. On an individual-stock basis, the portfolio’s largest detractor was Twilio (-73%), a communications-oriented software company. Shares of Salesforce, a provider of customer relationship management software, returned -40% and hindered the fund’s result. Further pressuring performance was Shopify (-49%), a multinational e-commerce company, as well as videoconferencing company Zoom Video Communications (-57%). A position in Snowflake, a data warehousing company, also struggled this period, returning -55%. Conversely, the biggest individual contributor was CyrusOne, an operator of data centers whose shares gained about 18%. Datto Holding (+36%), another data-center stock, further contributed, as did NetScout Systems (+23%), a provider of cybersecurity solutions. Anaplan, a business planning software company whose stock rose 3%, and Verint Systems (+11%) also bolstered performance.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
9	Annual Report

Fidelity® Cloud Computing ETF
Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022
% of fund's net assets
ServiceNow, Inc.	4.7
SAP SE	4.6
Salesforce.com, Inc.	4.5
Equinix, Inc.	4.0
Snowflake, Inc. Class A	3.4
Digital Realty Trust, Inc.	3.4
Atlassian Corp. PLC Class A	3.1
Zoom Video Communications, Inc. Class A	3.0
Datadog, Inc. Class A	2.8
Workday, Inc. Class A	2.8
36.3

Top Market Sectors as of June 30, 2022
% of fund's net assets
Information Technology	92.5
Real Estate	7.4

Asset Allocation as of June 30, 2022
* Foreign investments – 18.0%
Annual Report	10

Fidelity® Crypto Industry and Digital Payments ETF
Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022
% of fund's net assets
Square, Inc. Class A	17.2
Coinbase Global, Inc. Class A	10.7
Marathon Digital Holdings, Inc.	5.7
Riot Blockchain, Inc.	5.3
Bakkt Holdings, Inc.	4.2
Cleanspark, Inc.	3.3
Hut 8 Mining Corp.	3.1
Bit Digital, Inc.	2.9
Hive Blockchain Technologies Ltd.	2.8
Bitfarms Ltd.	2.7
57.9

Top Market Sectors as of June 30, 2022
% of fund's net assets
Information Technology	78.9
Financials	18.9
Consumer Discretionary	2.1

Asset Allocation as of June 30, 2022
* Foreign investments – 26.3%
11	Annual Report

Fidelity® Digital Health ETF
Performance (Unaudited)
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Digital Health ETF will be reported once the fund is a year old.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Digital Health ETF – NAV on October 5, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index and Fidelity Digital Health Index performed over the same period.
Annual Report	12

Fidelity® Digital Health ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
From its inception on October 5, 2021, through June 30, 2022, the fund returned -25.99%, trailing the -25.59% return of the Fidelity Digital Health Index. In a challenging market environment, most segments in the index produced a sharply negative return. The drug retail sub-industry, for example, returned about -67%, while internet & direct marketing retail returned roughly -45%. The two largest categories in the index, health care equipment and health care technology, each returned approximately -26%, respectively, while health care services returned -10%. Among the strongest-performing sub-industries this period were health care supplies (+4%) and application software (-0%). On an individual-stock basis, the portfolio's largest detractor was Teladoc Health (-74%), a telemedicine and virtual health care company. Shares of Dexcom, a provider of glucose-monitoring devices for diabetics, returned -47% and hindered the fund's result, as well. Further detracting was the stock of Zur Rose Group (-81%), a Swiss provider of online pharmacy services, while Intuitive Surgical (-40%), a maker of robotic-surgical products, also struggled this period. A position in Nevro, a medical device company, returned -63%, further pressuring performance. Conversely, the biggest individual contributor was iRhythm Technologies, a developer of cardiac-monitoring technologies whose shares gained about 72%. Cerner (+33%), a health care technology company, was another key contributor, as was Vocera Communications (+65%), a provider of communications and workflow solutions for the health care industry. Also adding value was health-fitness solutions provider Tivity Health, whose shares gained 36%, while Allscripts Healthcare Solutions (+9%), which facilitates practice-management solutions and electronic health records for medical providers, also helped.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
13	Annual Report

Fidelity® Digital Health ETF
Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022
% of fund's net assets
ResMed, Inc.	4.5
Veeva Systems, Inc. Class A	4.5
DexCom, Inc.	4.3
Intuitive Surgical, Inc.	4.2
Insulet Corp.	3.6
Sonova Holding AG	3.5
JD Health International, Inc.	3.4
Cochlear Ltd.	2.7
Fisher & Paykel Healthcare Corp. Ltd.	2.7
Change Healthcare, Inc.	2.6
36.0

Top Market Sectors as of June 30, 2022
% of fund's net assets
Health Care	87.1
Consumer Discretionary	8.9
Consumer Staples	2.5
Information Technology	1.4

Asset Allocation as of June 30, 2022
* Foreign investments – 28.4%
Annual Report	14

Fidelity® Electric Vehicles and Future Transportation ETF
Performance (Unaudited)
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Electric Vehicles And Future Transportation ETF will be reported once the fund is a year old.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Electric Vehicles And Future Transportation ETF – NAV on October 5, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Electric Vehicles and Future Transportation Index and MSCI ACWI (All Country World Index) Index performed over the same period.
15	Annual Report

Fidelity® Electric Vehicles and Future Transportation ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
From its inception on October 5, 2021, through June 30, 2022, the fund returned -29.15%, trailing the -28.16% return of the Fidelity Electric Vehicle and Future Transportation Index. In a challenging market environment, nearly all segments in the index produced a sharply negative return. The trucking sub-industry, for example, returned about -63%, while electrical components & equipment returned roughly -43%. Commodity chemicals returned -35%, while the two of the largest sub-industries in the index, auto parts & equipment and semiconductors, returned -29% and -25%, respectively. The strongest-performing sub-industry this period was diversified metals & mining, which gained about 3%. On an individual-stock basis, the portfolio's largest detractors were Uber Technologies (-53%) and Lyft (-75%), the two biggest U.S. ride-sharing companies. Shares of Aptiv, an automotive technology supplier, returned -43% and hindered the fund's result, as well. Further detracting was the stock of NIO (-35%), a China-based maker of electric vehicles, while shares of semiconductor giant Intel (-29%) also struggled this period. Conversely, the biggest individual contributor was Li Auto, a Chinese developer of electric vehicles whose shares gained 41%. Allkem (+22%), a lithium exploration and production firm, bolstered the portfolio's return, as did onsemi, a chip maker whose shares rose about 13%. Also adding value was Yadea Group Holdings (+26%), a maker of electric two-wheeled vehicles, and Qualcomm (+1%), a manufacturer of semiconductors and other products for wireless communications devices.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	16

Fidelity® Electric Vehicles and Future Transportation ETF
Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022
% of fund's net assets
NIO, Inc. ADR	4.6
Tesla, Inc.	4.5
QUALCOMM, Inc.	4.0
NVIDIA Corp.	4.0
Intel Corp.	4.0
Li Auto, Inc. ADR	3.8
Samsung SDI Co. Ltd.	3.6
XPeng, Inc. ADR	3.4
Aptiv PLC	3.4
Garmin Ltd.	3.2
38.5

Top Market Sectors as of June 30, 2022
% of fund's net assets
Consumer Discretionary	36.9
Information Technology	33.0
Industrials	16.4
Materials	13.7

Asset Allocation as of June 30, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 48.7%
17	Annual Report

Fidelity® Metaverse ETF
Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022
% of fund's net assets
Tencent Holdings Ltd.	5.0
Alphabet, Inc. Class A	4.7
Apple, Inc.	4.6
Nintendo Co. Ltd.	4.5
Adobe, Inc.	4.2
Meta Platforms, Inc. Class A	4.2
NVIDIA Corp.	4.0
NetEase, Inc. ADR	3.8
Electronic Arts, Inc.	3.6
Dassault Systemes SE	3.3
41.9

Top Market Sectors as of June 30, 2022
% of fund's net assets
Communication Services	64.2
Information Technology	33.4
Industrials	1.4
Consumer Discretionary	0.7

Asset Allocation as of June 30, 2022
* Foreign investments – 55.0%
Annual Report	18

Fidelity® Clean Energy ETF
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
INDUSTRIALS – 26.4%
Electrical Equipment – 26.4%
Array Technologies, Inc. (a)	41,390	$ 455,704
Ballard Power Systems, Inc. (a)	70,162	442,201
Bloom Energy Corp. Class A (a)	32,379	534,253
CS Wind Corp.	9,805	436,483
Doosan Fuel Cell Co. Ltd. (a)	15,171	351,116
Nordex SE (a)	39,186	333,308
Plug Power, Inc. (a)	49,662	822,899
PowerCell Sweden AB (a)	25,179	333,184
Shoals Technologies Group, Inc. (a)	32,268	531,777
Siemens Gamesa Renewable Energy S.A. (a)	36,230	678,371
Sunrun, Inc. (a)	28,215	659,102
TPI Composites, Inc. (a)	23,918	298,975
Vestas Wind Systems A/S	49,995	1,053,547
Xinjiang Goldwind Science & Technology Co. Ltd.	285,400	533,924
TOTAL INDUSTRIALS		7,464,844
INFORMATION TECHNOLOGY – 20.9%
Electronic Equipment, Instruments & Components – 3.4%
Itron, Inc. (a)	10,819	534,783
Landis+Gyr Group AG	7,869	411,389
		946,172
Semiconductors & Semiconductor Equipment – 17.5%
Canadian Solar, Inc. (a)	14,836	461,993
Enphase Energy, Inc. (a)	6,442	1,257,736
First Solar, Inc. (a)	11,232	765,236
Flat Glass Group Co. Ltd.	124,000	436,144
JinkoSolar Holding Co. Ltd. (a)	9,418	651,537
Maxeon Solar Technologies Ltd. (a)	21,839	290,241
SMA Solar Technology AG (a)	8,510	344,661
Xinyi Solar Holdings Ltd.	486,000	750,651
		4,958,199
TOTAL INFORMATION TECHNOLOGY		5,904,371
UTILITIES – 52.5%
Electric Utilities – 6.8%
Orsted AS (b)	10,756	1,121,817
Verbund AG	8,096	790,111
		1,911,928
Independent Power and Renewable Electricity Producers – 45.7%
Albioma S.A.	9,035	471,148

	Shares	Value

Atlantica Sustainable Infrastructure PLC	16,234	$ 523,709
Boralex, Inc.	19,241	639,602
Brookfield Renewable Corp. Class A	19,590	696,307
China Datang Corp. Renewable Power Co. Ltd.	1,193,000	405,930
China Longyuan Power Group Corp. Ltd.	385,000	743,805
Clearway Energy, Inc. Class C	17,339	604,091
Corp. ACCIONA Energias Renovables S.A.	14,186	545,475
Drax Group PLC	75,444	589,136
EDP Renovaveis S.A.	31,691	746,118
Encavis AG	26,406	482,417
eRex Co. Ltd.	24,600	398,185
ERG SpA	15,414	477,636
Innergex Renewable Energy, Inc.	39,371	528,019
Meridian Energy Ltd.	216,355	629,548
Neoen S.A. (b)	12,939	486,434
Northland Power, Inc.	26,931	800,028
Ormat Technologies, Inc.	8,011	627,662
RENOVA, Inc. (a)	25,500	459,490
Scatec ASA (b)	46,159	395,538
Solaria Energia y Medio Ambiente S.A. (a)	21,898	463,588
Sunnova Energy International, Inc. (a)	25,259	465,523
TransAlta Renewables, Inc.	35,323	450,454
West Holdings Corp.	11,400	306,282
		12,936,125
TOTAL UTILITIES		14,848,053
TOTAL COMMON STOCKS (Cost $32,687,958)		28,217,268
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $32,687,958)		28,217,268
NET OTHER ASSETS (LIABILITIES) – 0.2%		70,443
NET ASSETS – 100.0%		$ 28,287,711

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,003,789 or 7.1% of net assets.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 1.58%	$—	$4,105,856	$4,105,856	$58	$—	$—	$—	0.0%
See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® Clean Energy ETF
Schedule of Investments–continued
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Industrials	$ 7,464,844	$ 7,464,844	$ —	$ —
Information Technology	5,904,371	5,904,371	—	—
Utilities	14,848,053	14,848,053	—	—
Total Investments in Securities:	$ 28,217,268	$ 28,217,268	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	29.2%
China	12.5%
Canada	11.7%
Spain	8.6%
Denmark	7.7%
Japan	4.1%
Germany	4.1%
United Kingdom	3.9%
France	3.4%
Austria	2.8%
South Korea	2.8%
New Zealand	2.2%
Italy	1.7%
Switzerland	1.5%
Norway	1.4%
Sweden	1.2%
Singapore	1.0%
99.8%
See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Fidelity® Cloud Computing ETF
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
INFORMATION TECHNOLOGY – 92.5%
Communications Equipment – 1.4%
Netscout Systems, Inc. (a)	7,579	$ 256,549
IT Services – 9.7%
Atos SE (a)	9,808	131,094
Kingsoft Cloud Holdings Ltd. (a)	31,815	141,577
MongoDB, Inc. (a)	1,818	471,771
Snowflake, Inc. Class A (a)	4,504	626,326
Twilio, Inc. Class A (a)	4,711	394,829
		1,765,597
Software – 70.2%
Alteryx, Inc. Class A (a)	5,032	243,649
Atlassian Corp. PLC Class A (a)	3,001	562,387
Avaya Holdings Corp. (a)	28,004	62,729
Box, Inc. Class A (a)	11,533	289,940
C3.ai, Inc. (a)	11,922	217,696
Citrix Systems, Inc.	4,479	435,224
CommVault Systems, Inc. (a)	4,265	268,269
Confluent, Inc. Class A (a)	9,562	222,221
Coupa Software, Inc. (a)	4,617	263,631
Datadog, Inc. Class A (a)	5,396	513,915
Dropbox, Inc. Class A (a)	16,538	347,133
Dynatrace, Inc. (a)	9,489	374,246
Elastic N.V. (a)	4,634	313,583
Five9, Inc. (a)	3,608	328,833
Gitlab, Inc. (a)	3,466	184,183
HubSpot, Inc. (a)	1,336	401,668
Kingdee International Software Group Co. Ltd. (a)	176,000	412,695
MicroStrategy, Inc. Class A (a)	1,049	172,351
New Relic, Inc. (a)	5,597	280,130
Nutanix, Inc. Class A (a)	17,926	262,257
Open Text Corp.	10,582	399,424
Pegasystems, Inc.	4,656	222,743
Qualtrics International, Inc. (a)	14,286	178,718
Salesforce.com, Inc. (a)	5,030	830,151
SAP SE	9,283	843,648
ServiceNow, Inc. (a)	1,798	854,985

	Shares	Value

Splunk, Inc. (a)	4,641	$ 410,543
Sumo Logic, Inc. (a)	21,037	157,567
Teradata Corp. (a)	8,075	298,856
The Sage Group PLC	49,787	383,824
UiPath, Inc. (a)	17,210	313,050
Verint Systems, Inc. (a)	5,596	236,991
VMware, Inc. Class A	4,416	503,336
Workday, Inc. Class A (a)	3,678	513,375
Zoom Video Communications, Inc. Class A (a)	5,041	544,277
		12,848,228
Technology Hardware, Storage & Peripherals – 11.2%
Hewlett Packard Enterprise Co.	34,973	463,742
NetApp, Inc.	6,765	441,349
Pure Storage, Inc. Class A (a)	13,584	349,245
Seagate Technology Holdings PLC	5,926	423,353
Western Digital Corp. (a)	8,452	378,903
		2,056,592
TOTAL INFORMATION TECHNOLOGY		16,926,966
REAL ESTATE – 7.4%
Equity Real Estate Investment Trusts (REITs) – 7.4%
Digital Realty Trust, Inc.	4,787	621,496
Equinix, Inc.	1,114	731,921
TOTAL REAL ESTATE		1,353,417
TOTAL COMMON STOCKS (Cost $27,094,233)		18,280,383
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $27,094,233)		18,280,383
NET OTHER ASSETS (LIABILITIES) – 0.1%		12,546
NET ASSETS – 100.0%		$ 18,292,929

Legend
(a)	Non-income producing.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 1.58%	$—	$2,400,009	$2,400,009	$47	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® Cloud Computing ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Information Technology	$ 16,926,966	$ 16,926,966	$ —	$ —
Real Estate	1,353,417	1,353,417	—	—
Total Investments in Securities:	$ 18,280,383	$ 18,280,383	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	81.9%
Germany	4.6%
Australia	3.1%
Ireland	2.3%
Cayman Islands	2.2%
Canada	2.2%
United Kingdom	2.1%
Others (Individually Less Than 1%)	1.5%
99.9%
See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Fidelity® Crypto Industry And Digital Payments ETF
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 2.1%
Automobiles – 2.1%
Mullen Automotive, Inc. (a)	260,524	$ 265,734
FINANCIALS – 18.9%
Capital Markets – 17.4%
Bakkt Holdings, Inc. (a)	258,142	542,098
Coinbase Global, Inc. Class A (a)	29,738	1,398,281
Galaxy Digital Holdings Ltd. (a)	77,769	291,193
Voyager Digital Ltd. (a)	85,720	37,717
		2,269,289
Consumer Finance – 1.5%
Green Dot Corp. Class A (a)	7,682	192,895
TOTAL FINANCIALS		2,462,184
INFORMATION TECHNOLOGY – 78.9%
IT Services – 50.6%
Alliance Data Systems Corp.	5,739	212,687
Dlocal Ltd. (a)	10,591	278,014
Edenred	5,403	254,016
FleetCor Technologies, Inc. (a)	1,307	274,614
Flywire Corp. (a)	11,221	197,826
Global Payments, Inc.	2,436	269,519
GMO Payment Gateway, Inc.	3,100	217,916
Marqeta, Inc. Class A (a)	28,921	234,549
Mastercard, Inc. Class A	883	278,569
Nexi SpA (a)(b)	26,482	218,827
Nuvei Corp. (a)(b)	5,151	186,312
Paysafe Ltd. (a)	86,193	168,076
Shift4 Payments, Inc. (a)	6,817	225,370
Shopify, Inc. (a)	8,040	251,170
Square, Inc. Class A (a)	36,401	2,237,206
StoneCo Ltd. (a)	30,753	236,798
Visa, Inc. Class A	1,490	293,366

	Shares	Value

WEX, Inc. (a)	1,847	$ 287,319
Worldline S.A. (a)(b)	7,061	261,172
		6,583,326
Software – 28.3%
Argo Blockchain PLC (a)	31,880	119,869
Bit Digital, Inc. (a)	283,909	371,921
Bitfarms Ltd. (a)	315,100	352,912
Cipher Mining, Inc. (a)	79,050	108,298
Cleanspark, Inc. (a)	108,231	424,266
Hive Blockchain Technologies Ltd. (a)	122,649	366,720
Hut 8 Mining Corp. (a)	302,012	401,676
Iris Energy Ltd. (a)	29,927	100,255
Marathon Digital Holdings, Inc. (a)	139,928	747,216
Riot Blockchain, Inc. (a)	163,303	684,240
		3,677,373
TOTAL INFORMATION TECHNOLOGY		10,260,699
TOTAL COMMON STOCKS (Cost $17,898,535)		12,988,617
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $17,898,535)		12,988,617
NET OTHER ASSETS (LIABILITIES) – 0.1%		15,947
NET ASSETS – 100.0%		$ 13,004,564

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $666,311 or 5.1% of net assets.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 1.58%	$—	$226,096	$226,096	$5	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® Crypto Industry And Digital Payments ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Consumer Discretionary	$ 265,734	$ 265,734	$ —	$ —
Financials	2,462,184	2,462,184	—	—
Information Technology	10,260,699	10,260,699	—	—
Total Investments in Securities:	$ 12,988,617	$ 12,988,617	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	73.6%
Canada	12.0%
France	4.0%
United Kingdom	2.2%
Uruguay	2.1%
Brazil	1.8%
Italy	1.7%
Japan	1.7%
Others (Individually Less Than 1%)	0.8%
99.9%
See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Fidelity® Digital Health ETF
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 8.9%
Household Durables – 1.1%
Vuzix Corp. (a)	14,664	$ 104,114
Internet & Direct Marketing Retail – 7.8%
Alibaba Health Information Technology Ltd. (a)	340,000	233,976
JD Health International, Inc. (a)(b)	40,800	320,028
Ping An Healthcare and Technology Co. Ltd. (a)(b)	58,300	172,739
		726,743
TOTAL CONSUMER DISCRETIONARY		830,857
CONSUMER STAPLES – 2.5%
Food & Staples Retailing – 2.5%
Shop Apotheke Europe N.V. (a)(b)	1,464	129,820
Zur Rose Group AG (a)	1,304	97,594
TOTAL CONSUMER STAPLES		227,414
HEALTH CARE – 87.1%
Biotechnology – 1.1%
Zealand Pharma A/S (a)	8,081	105,424
Health Care Equipment & Supplies – 40.7%
Axonics, Inc. (a)	3,371	191,035
Cochlear Ltd.	1,865	254,826
Demant A/S (a)	5,071	189,841
DexCom, Inc. (a)	5,386	401,419
Fisher & Paykel Healthcare Corp. Ltd.	19,878	246,936
Inogen, Inc. (a)	4,139	100,081
Insulet Corp. (a)	1,545	336,717
Integra LifeSciences Holdings Corp. (a)	3,600	194,508
Intuitive Surgical, Inc. (a)	1,936	388,575
iRhythm Technologies, Inc. (a)	1,521	164,314
Natus Medical, Inc. (a)	4,261	139,633
Nevro Corp. (a)	3,339	146,348
ResMed, Inc.	2,002	419,679
Senseonics Holdings, Inc. (a)	89,702	92,393
Sonova Holding AG	1,018	323,259
Tandem Diabetes Care, Inc. (a)	3,255	192,663
		3,782,227
Health Care Providers & Services – 9.7%
Apollo Medical Holdings, Inc. (a)	3,982	153,665
Cigna Corp.	753	198,431
CorVel Corp. (a)	1,006	148,154
Premier, Inc. Class A	5,939	211,903
R1 RCM, Inc. (a)	8,773	183,882
		896,035

	Shares	Value

Health Care Technology – 35.6%
Allscripts Healthcare Solutions, Inc. (a)	10,010	$ 148,448
American Well Corp. Class A (a)	31,802	137,385
Change Healthcare, Inc. (a)	10,280	237,057
CompuGroup Medical SE & Co. KgaA	2,771	117,732
Computer Programs & Systems, Inc. (a)	3,206	102,496
Definitive Healthcare Corp. (a)	5,446	124,877
Doximity, Inc. Class A (a)	5,397	187,924
Evolent Health, Inc. Class A (a)	5,974	183,462
Health Catalyst, Inc. (a)	8,170	118,383
Inspire Medical Systems, Inc. (a)	1,249	228,155
JMDC, Inc.	3,400	147,908
Multiplan Corp. (a)	28,262	155,158
NextGen Healthcare, Inc. (a)	7,385	128,794
OptimizeRx Corp. (a)	3,961	108,492
Phreesia, Inc. (a)	7,031	175,845
Pro Medicus Ltd.	5,102	148,229
Sectra AB	11,343	152,090
Sharecare, Inc. (a)	41,261	65,192
Teladoc Health, Inc. (a)	6,709	222,806
Veeva Systems, Inc. Class A (a)	2,094	414,696
		3,305,129
TOTAL HEALTH CARE		8,088,815
INFORMATION TECHNOLOGY – 1.4%
Software – 1.4%
Model N, Inc. (a)	5,057	129,358
TOTAL COMMON STOCKS (Cost $12,400,347)		9,276,444
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $12,400,347)		9,276,444
NET OTHER ASSETS (LIABILITIES) – 0.1%		12,244
NET ASSETS – 100.0%		$ 9,288,688

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $622,587 or 6.7% of net assets.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® Digital Health ETF
Schedule of Investments–continued
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 1.58%	$—	$957,576	$957,576	$20	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Consumer Discretionary	$ 830,857	$ 830,857	$ —	$ —
Consumer Staples	227,414	227,414	—	—
Health Care	8,088,815	8,088,815	—	—
Information Technology	129,358	129,358	—	—
Total Investments in Securities:	$ 9,276,444	$ 9,276,444	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	71.5%
China	5.3%
Switzerland	4.5%
Australia	4.3%
Denmark	3.2%
New Zealand	2.7%
Bermuda	2.5%
Sweden	1.6%
Japan	1.6%
Netherlands	1.4%
Germany	1.3%
99.9%
See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Common Stocks – 100.0%
	Shares	Value
CONSUMER DISCRETIONARY – 36.9%
Auto Components – 14.0%
Aptiv PLC (a)	14,663	$ 1,306,033
Faurecia SE (a)	33,228	657,073
Hella GmbH & Co. KGaA	8,441	567,866
Lear Corp.	7,536	948,707
Luminar Technologies, Inc. (a)	68,284	404,924
Valeo S.A.	40,810	786,099
Visteon Corp. (a)	6,758	699,994
		5,370,696
Automobiles – 19.0%
Li Auto, Inc. ADR (a)	38,308	1,467,580
Lucid Group, Inc. (a)	58,613	1,005,799
NIO, Inc. ADR (a)	81,456	1,769,224
Tesla, Inc. (a)	2,547	1,715,201
XPeng, Inc. ADR (a)	41,665	1,322,447
		7,280,251
Household Durables – 3.2%
Garmin Ltd.	12,390	1,217,318
Specialty Retail – 0.7%
EVgo, Inc. (a)	46,185	277,572
TOTAL CONSUMER DISCRETIONARY		14,145,837
INDUSTRIALS – 16.4%
Commercial Services & Supplies – 0.8%
Aurora Innovation, Inc. (a)	155,194	296,421
Electrical Equipment – 12.3%
Ballard Power Systems, Inc. (a)	85,576	539,349
Blink Charging Co. (a)	27,276	450,872
Bloom Energy Corp. Class A (a)	39,493	651,635
ChargePoint Holdings, Inc. (a)	50,676	693,754
Doosan Fuel Cell Co. Ltd. (a)	18,503	428,231
FuelCell Energy, Inc. (a)	141,212	529,545
Plug Power, Inc. (a)	60,572	1,003,678
PowerCell Sweden AB (a)	30,710	406,374
		4,703,438
Machinery – 0.8%
The Lion Electric Co. (a)	76,445	321,833
Road & Rail – 2.5%
Lyft, Inc. Class A (a)	50,282	667,745
TuSimple Holdings, Inc. (a)	39,397	284,840
		952,585
TOTAL INDUSTRIALS		6,274,277
INFORMATION TECHNOLOGY – 33.0%
Electronic Equipment, Instruments & Components – 4.5%
Aeva Technologies, Inc. (a)	111,368	348,582
Samsung SDI Co. Ltd.	3,367	1,379,578
		1,728,160

	Shares	Value

Semiconductors & Semiconductor Equipment – 28.5%
Allegro MicroSystems, Inc. (a)	14,059	$ 290,881
Ambarella, Inc. (a)	5,396	353,222
CEVA, Inc. (a)	8,071	270,863
indie Semiconductor, Inc. (a)	31,824	181,397
Infineon Technologies AG	35,167	848,912
Intel Corp.	40,735	1,523,896
Lattice Semiconductor Corp. (a)	11,572	561,242
Melexis N.V.	4,350	311,290
NVIDIA Corp.	10,074	1,527,118
NXP Semiconductors N.V.	6,310	934,069
ON Semiconductor Corp. (a)	15,263	767,881
QUALCOMM, Inc.	12,073	1,542,205
SiTime Corp. (a)	2,133	347,743
Skyworks Solutions, Inc.	7,638	707,584
STMicroelectronics N.V.	23,759	744,793
		10,913,096
TOTAL INFORMATION TECHNOLOGY		12,641,256
MATERIALS – 13.7%
Chemicals – 9.1%
Albemarle Corp.	4,441	928,080
Chunbo Co. Ltd.	2,403	385,139
LG Chem Ltd.	2,451	974,057
Livent Corp. (a)	30,066	682,198
SK IE Technology Co. Ltd. (a)(b)	6,805	514,149
		3,483,623
Metals & Mining – 4.6%
Allkem Ltd. (a)	107,459	761,849
Ganfeng Lithium Co. Ltd. (b)	91,480	1,006,671
		1,768,520
TOTAL MATERIALS		5,252,143
TOTAL COMMON STOCKS (Cost $54,470,352)		38,313,513
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $54,470,352)		38,313,513
NET OTHER ASSETS (LIABILITIES) – 0.0%		4,290
NET ASSETS – 100.0%		$ 38,317,803

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,520,820 or 4.0% of net assets.

See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 1.58%	$—	$5,793,539	$5,793,539	$82	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Consumer Discretionary	$ 14,145,837	$ 14,145,837	$ —	$ —
Industrials	6,274,277	6,274,277	—	—
Information Technology	12,641,256	12,641,256	—	—
Materials	5,252,143	5,252,143	—	—
Total Investments in Securities:	$ 38,313,513	$ 38,313,513	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	51.3%
Cayman Islands	11.9%
South Korea	9.6%
Switzerland	5.1%
France	3.8%
Germany	3.7%
United Kingdom	3.4%
China	2.6%
Netherlands	2.4%
Canada	2.3%
Australia	2.0%
Sweden	1.1%
Others (Individually Less Than 1%)	0.8%
100.0%
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Fidelity® Metaverse ETF
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 64.2%
Entertainment – 41.0%
Bilibili, Inc. ADR (a)	9,346	$ 239,258
Capcom Co. Ltd.	7,700	186,754
Com2uSCorp	1,574	86,919
Electronic Arts, Inc.	3,181	386,969
Embracer Group AB (a)	26,407	200,976
GungHo Online Entertainment, Inc.	6,800	119,878
iDreamSky Technology Holdings Ltd. (a)	149,600	110,575
Kakao Games Corp. (a)	3,412	129,159
Koei Tecmo Holdings Co. Ltd.	4,800	154,753
Konami Holdings Corp.	3,600	199,006
NCSoft Corp.	651	175,234
Neowiz (a)	4,515	80,327
NetEase, Inc. ADR	4,283	399,861
Netmarble Corp.	2,416	128,206
Nexon Co. Ltd.	12,200	249,469
Nintendo Co. Ltd.	1,100	475,124
Pearl Abyss Corp. (a)	3,316	130,505
Square Enix Holdings Co. Ltd.	4,300	190,225
Take-Two Interactive Software, Inc. (a)	2,792	342,104
Ubisoft Entertainment S.A. (a)	4,317	189,103
Wemade Co. Ltd.	2,165	96,211
XD, Inc. (a)	39,600	103,202
		4,373,818
Interactive Media & Services – 23.2%
Alphabet, Inc. Class A (a)	232	505,589
Bumble, Inc. Class A (a)	5,515	155,247
Gree, Inc.	14,800	89,766
Meta Platforms, Inc. Class A (a)	2,743	442,309
NAVER Corp.	1,844	340,850
Snap, Inc. Class A (a)	22,361	293,600
Sohu.com Ltd. ADR (a)	6,758	111,980
Tencent Holdings Ltd.	11,800	532,936
		2,472,277
TOTAL COMMUNICATION SERVICES		6,846,095
CONSUMER DISCRETIONARY – 0.7%
Leisure Products – 0.7%
GOLFZON Co. Ltd.	758	78,462

	Shares	Value
INDUSTRIALS – 1.4%
Aerospace & Defense – 1.4%
Maxar Technologies, Inc.	5,632	$ 146,939
INFORMATION TECHNOLOGY – 33.4%
IT Services – 3.9%
GDS Holdings Ltd. ADR (a)	6,835	228,221
NEXTDC Ltd. (a)	25,627	187,502
		415,723
Semiconductors & Semiconductor Equipment – 5.8%
Cirrus Logic, Inc. (a)	2,644	191,796
NVIDIA Corp.	2,784	422,026
		613,822
Software – 17.9%
Adobe, Inc. (a)	1,236	452,450
Agora, Inc. ADR (a)	15,754	103,504
AVEVA Group PLC	7,159	195,708
Bentley Systems, Inc.	6,917	230,336
Dassault Systemes SE	9,620	353,160
Matterport, Inc. (a)	23,225	85,003
PTC, Inc. (a)	2,563	272,549
Unity Software, Inc. (a)	5,777	212,709
		1,905,419
Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	3,607	493,149
Super Micro Computer, Inc. (a)	3,208	129,443
		622,592
TOTAL INFORMATION TECHNOLOGY		3,557,556
TOTAL COMMON STOCKS (Cost $11,916,420)		10,629,052
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $11,916,420)		10,629,052
NET OTHER ASSETS (LIABILITIES) – 0.3%		28,923
NET ASSETS – 100.0%		$ 10,657,975

Legend
(a)	Non-income producing.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Nasdaq-100 Index Contracts (United States)	1	September 2022	$23,059	$(323)	$(323)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® Metaverse ETF
Schedule of Investments–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 1.58%	$—	$887,764	$887,764	$17	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 6,846,095	$ 6,846,095	$ —	$ —
Consumer Discretionary	78,462	78,462	—	—
Industrials	146,939	146,939	—	—
Information Technology	3,557,556	3,557,556	—	—
Total Investments in Securities:	$ 10,629,052	$ 10,629,052	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (323)	$ (323)	$ —	$ —
Total Liabilities	$ (323)	$ (323)	—	$ —
Total Derivative Instruments:	$ (323)	$ (323)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(323)
Total Equity Risk	0	(323)
Total Value of Derivatives	$0	$(323)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	44.9%
Japan	15.6%
South Korea	11.7%
Cayman Islands	9.7%
China	7.4%
France	5.1%
Sweden	1.9%
United Kingdom	1.8%
Australia	1.8%
99.9%
See accompanying notes which are an integral part of the financial statements.
Annual Report	30

[THIS PAGE INTENTIONALLY LEFT BLANK]
31

Financial Statements
Statements of Assets and Liabilities
June 30, 2022
	Fidelity Clean Energy ETF	Fidelity Cloud Computing ETF	Fidelity Crypto Industry And Digital Payments ETF	Fidelity Digital Health ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 28,217,268	$ 18,280,383	$ 12,988,617	$ 9,276,444
Segregated cash with brokers for derivative instruments	—	—	—	—
Cash	—	3,422	8,060	23,946
Foreign currency held at value (cost $49,283, $4,225, $11,933 and $3,809, respectively)	49,055	4,225	11,774	3,809
Dividends receivable	35,901	11,045	4	4,058
Total assets	28,302,224	18,299,075	13,008,455	9,308,257
Liabilities
Payable to custodian bank	5,130	—	—	—
Payable for investments purchased	—	—	—	16,550
Accrued management fees	9,383	6,146	3,891	3,019
Payable for daily variation margin on futures contracts	—	—	—	—
Total liabilities	14,513	6,146	3,891	19,569
Net Assets	$28,287,711	$ 18,292,929	$13,004,564	$ 9,288,688
Net Assets consist of:
Paid in capital	$33,771,416	$ 28,492,431	$18,798,529	$12,749,375
Total accumulated earnings (loss)	(5,483,705)	(10,199,502)	(5,793,965)	(3,460,687)
Net Assets	$28,287,711	$ 18,292,929	$13,004,564	$ 9,288,688
Shares outstanding	1,350,000	1,150,000	1,050,000	500,000
Net Asset Value per share	$ 20.95	$ 15.91	$ 12.39	$ 18.58
Investments at cost	$32,687,958	$ 27,094,233	$17,898,535	$12,400,347
See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Statements of Assets and Liabilities
June 30, 2022
	Fidelity Electric Vehicles and Future Transportation ETF	Fidelity Metaverse ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 38,313,513	$ 10,629,052
Segregated cash with brokers for derivative instruments	—	1,500
Cash	4,574	11,655
Foreign currency held at value (cost $894 and $17,972, respectively)	891	17,917
Dividends receivable	11,759	1,698
Total assets	38,330,737	10,661,822
Liabilities
Payable to custodian bank	—	—
Payable for investments purchased	—	—
Accrued management fees	12,934	3,523
Payable for daily variation margin on futures contracts	—	324
Total liabilities	12,934	3,847
Net Assets	$ 38,317,803	$10,657,975
Net Assets consist of:
Paid in capital	$ 58,749,473	$12,126,705
Total accumulated earnings (loss)	(20,431,670)	(1,468,730)
Net Assets	$ 38,317,803	$10,657,975
Shares outstanding	2,150,000	500,000
Net Asset Value per share	$ 17.82	$ 21.32
Investments at cost	$ 54,470,352	$11,916,420
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended June 30, 2022
	Fidelity Clean Energy ETFA	Fidelity Cloud Computing ETFA	Fidelity Crypto Industry And Digital Payments ETFB	Fidelity Digital Health ETFA
Investment Income
Dividends	$ 232,965	$ 109,553	$ 1,865	$ 25,014
Income from Fidelity Central Funds	58	47	5	20
Income before foreign taxes withheld	233,023	109,600	1,870	25,034
Less foreign taxes withheld	(26,220)	—	—	—
Total income	206,803	109,600	1,870	25,034
Expenses
Management fees	62,493	53,568	7,004	28,338
Independent trustees' fees and expenses	40	36	3	18
Total expenses	62,533	53,604	7,007	28,356
Net investment income (loss)	144,270	55,996	(5,137)	(3,322)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,004,586)	(1,398,624)	(883,889)	(367,518)
Net realized gain (loss) on In-kind redemptions	—	(134,569)	—	(117,080)
Net realized gain (loss) on futures contracts	—	1,460	—	—
Net realized gain (loss) on foreign currency transactions	(7,913)	69	(328)	(822)
Total net realized gain (loss)	(1,012,499)	(1,531,664)	(884,217)	(485,420)
Change in net unrealized appreciation (depreciation) on investment securities	(4,470,690)	(8,813,850)	(4,909,918)	(3,123,903)
Change in net unrealized appreciation (depreciation) on futures contracts	—	—	—	—
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(416)	(33)	(159)	(38)
Total change in net unrealized appreciation (depreciation)	(4,471,106)	(8,813,883)	(4,910,077)	(3,123,941)
Net gain (loss)	(5,483,605)	(10,345,547)	(5,794,294)	(3,609,361)
Net increase (decrease) in net assets resulting from operations	$(5,339,335)	$(10,289,551)	$(5,799,431)	$(3,612,683)

A	For the period October 5, 2021 (commencement of operations) through June 30, 2022.
B	For the period April 19, 2022 (commencement of operations) through June 30, 2022.
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Statements of Operations
For the year ended June 30, 2022
	Fidelity Electric Vehicles and Future Transportation ETFA	Fidelity Metaverse ETFB
Investment Income
Dividends	$ 187,440	$ 7,246
Income from Fidelity Central Funds	82	17
Income before foreign taxes withheld	187,522	7,263
Less foreign taxes withheld	(12,648)	—
Total income	174,874	7,263
Expenses
Management fees	107,019	7,046
Independent trustees' fees and expenses	71	3
Total expenses	107,090	7,049
Net investment income (loss)	67,784	214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,277,874)	(180,819)
Net realized gain (loss) on In-kind redemptions	495,282	57,726
Net realized gain (loss) on futures contracts	—	—
Net realized gain (loss) on foreign currency transactions	(307)	(387)
Total net realized gain (loss)	(3,782,899)	(123,480)
Change in net unrealized appreciation (depreciation) on investment securities	(16,156,839)	(1,287,368)
Change in net unrealized appreciation (depreciation) on futures contracts	—	(323)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(84)	(47)
Total change in net unrealized appreciation (depreciation)	(16,156,923)	(1,287,738)
Net gain (loss)	(19,939,822)	(1,411,218)
Net increase (decrease) in net assets resulting from operations	$(19,872,038)	$(1,411,004)

A	For the period October 5, 2021 (commencement of operations) through June 30, 2022.
B	For the period April 19, 2022 (commencement of operations) through June 30, 2022.
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Clean Energy ETF	Fidelity Cloud Computing ETF	Fidelity Crypto Industry And Digital Payments ETF	Fidelity Digital Health ETF
	Year ended June 30, 2022A	Year ended June 30, 2022A	Year ended June 30, 2022B	Year ended June 30, 2022A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 144,270	$ 55,996	$ (5,137)	$ (3,322)
Net realized gain (loss)	(1,012,499)	(1,531,664)	(884,217)	(485,420)
Change in net unrealized appreciation (depreciation)	(4,471,106)	(8,813,883)	(4,910,077)	(3,123,941)
Net increase (decrease) in net assets resulting from operations	(5,339,335)	(10,289,551)	(5,799,431)	(3,612,683)
Distributions to shareholders	(145,750)	(57,350)	—	—
Share transactions
Proceeds from sales of shares	33,772,796	29,456,208	18,803,995	13,779,066
Cost of shares redeemed	—	(816,378)	—	(877,695)
Net increase (decrease) in net assets resulting from share transactions	33,772,796	28,639,830	18,803,995	12,901,371
Total increase (decrease) in net assets	28,287,711	18,292,929	13,004,564	9,288,688
Net Assets
Beginning of period	—	—	—	—
End of period	$28,287,711	$ 18,292,929	$13,004,564	$ 9,288,688
Other Information
Shares
Sold	1,350,000	1,200,000	1,050,000	550,000
Redeemed	—	(50,000)	—	(50,000)
Net increase (decrease)	1,350,000	1,150,000	1,050,000	500,000

A	For the period October 5, 2021 (commencement of operations) through June 30, 2022.
B	For the period April 19, 2022 (commencement of operations) through June 30, 2022.
See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Statements of Changes in Net Assets
	Fidelity Electric Vehicles and Future Transportation ETF	Fidelity Metaverse ETF
	Year ended June 30, 2022A	Year ended June 30, 2022B
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,784	$ 214
Net realized gain (loss)	(3,782,899)	(123,480)
Change in net unrealized appreciation (depreciation)	(16,156,923)	(1,287,738)
Net increase (decrease) in net assets resulting from operations	(19,872,038)	(1,411,004)
Distributions to shareholders	(64,350)	—
Share transactions
Proceeds from sales of shares	62,232,758	13,140,454
Cost of shares redeemed	(3,978,567)	(1,071,475)
Net increase (decrease) in net assets resulting from share transactions	58,254,191	12,068,979
Total increase (decrease) in net assets	38,317,803	10,657,975
Net Assets
Beginning of period	—	—
End of period	$ 38,317,803	$10,657,975
Other Information
Shares
Sold	2,300,000	550,000
Redeemed	(150,000)	(50,000)
Net increase (decrease)	2,150,000	500,000

A	For the period October 5, 2021 (commencement of operations) through June 30, 2022.
B	For the period April 19, 2022 (commencement of operations) through June 30, 2022.
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Clean Energy ETF
Year ended June 30, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.12
Income from Investment Operations
Net investment income (loss)B	0.15
Net realized and unrealized gain (loss)	(4.20)
Total from investment operations	(4.05)
Distributions from net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$ 20.95
Total ReturnC,D	(16.12)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$28,288
Portfolio turnover rateG,H,I	30%

A	For the period October 5, 2021 (commencement of operations) through June 30, 2022.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Amount not annualized.
I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Financial Highlights
Fidelity Cloud Computing ETF
Year ended June 30, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.20
Income from Investment Operations
Net investment income (loss)B	0.06
Net realized and unrealized gain (loss)	(9.29)
Total from investment operations	(9.23)
Distributions from net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$ 15.91
Total ReturnC,D	(36.69)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$18,293
Portfolio turnover rateG,H,I	31%

A	For the period October 5, 2021 (commencement of operations) through June 30, 2022.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Amount not annualized.
I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Crypto Industry And Digital Payments ETF
Year ended June 30, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76
Income from Investment Operations
Net investment income (loss)B	(0.01)
Net realized and unrealized gain (loss)	(13.36)
Total from investment operations	(13.37)
Net asset value, end of period	$ 12.39
Total ReturnC,D	(51.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,005
Portfolio turnover rateG,H,I	28%

A	For the period April 19, 2022 (commencement of operations) through June 30, 2022.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Amount not annualized.
I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Financial Highlights
Fidelity Digital Health ETF
Year ended June 30, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10
Income from Investment Operations
Net investment income (loss)B	(0.01)
Net realized and unrealized gain (loss)	(6.51)
Total from investment operations	(6.52)
Net asset value, end of period	$ 18.58
Total ReturnC,D	(25.99)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,289
Portfolio turnover rateG,H,I	48%

A	For the period October 5, 2021 (commencement of operations) through June 30, 2022.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Amount not annualized.
I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Electric Vehicles and Future Transportation ETF
Year ended June 30, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.20
Income from Investment Operations
Net investment income (loss)B	0.04
Net realized and unrealized gain (loss)	(7.39)
Total from investment operations	(7.35)
Distributions from net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$ 17.82
Total ReturnC,D	(29.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$38,318
Portfolio turnover rateG,H,I	31%

A	For the period October 5, 2021 (commencement of operations) through June 30, 2022.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Amount not annualized.
I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Financial Highlights
Fidelity Metaverse ETF
Year ended June 30, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.28
Income from Investment Operations
Net investment income (loss)B	— C
Net realized and unrealized gain (loss)	(3.96)
Total from investment operations	(3.96)
Net asset value, end of period	$ 21.32
Total ReturnD,E	(15.67)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$10,658
Portfolio turnover rateH,I,J	8%

A	For the period April 19, 2022 (commencement of operations) through June 30, 2022.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $0.005 per share.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Notes to Financial Statements
For the year ended June 30, 2022
1. Organization.
Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
For Fidelity Clean Energy ETF, clean energy companies are subject to various risks, including fluctuations in commodity prices and/or interest rates, obsolescence of existing technology, short product cycles, changes in governmental and environmental regulations and enforcement policies, changes in U.S. and foreign government policies, including tax incentives and government subsidies, reduced availability of clean energy sources or other commodities, and extreme weather or other natural disasters.
For Fidelity Cloud Computing ETF, cloud computing companies are subject to various risks, including those associated with limited operating history, product lines, markets, financial resources or personnel, changes in business cycles, intense competition, potentially rapid product obsolescence, disruptions in service, changes in regulation, and cybersecurity attacks and other types of theft.
For Fidelity Crypto Industry and Digital Payments ETF, cryptocurrency and blockchain companies are subject to various risks, including inability to develop digital asset applications or to capitalize on those applications, theft, loss, or destruction of cryptographic keys, the possibility that digital asset technologies may never be fully implemented, cybersecurity risk, conflicting intellectual property claims, and inconsistent and changing regulations. Digital payments processing companies are subject to various risks, including those associated with intense competition, changes in regulation, economic conditions, deterioration in credit markets, impairment of intellectual property rights, disruptions in service, and cybersecurity attacks and other types of theft.
For Fidelity Digital Health ETF, digital health companies are subject to various risks, including competition, potentially rapid product obsolescence, increasing regulatory scrutiny, changes in government regulatory requirements, regulatory approval for new drugs and medical products, changes in business cycles, vulnerability to cybersecurity breaches, and unexpected events such as pandemics.
For Fidelity Electric Vehicles and Future Transportation ETF, electric vehicles and future transportation companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, production delays, changes in governmental regulation, and litigation based on product liability claims.
For Fidelity Metaverse ETF, metaverse companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, potentially rapid product obsolescence, impairment of intellectual property rights, disruptions in service, cybersecurity attacks, and changes in regulation.
Although each Fund’s underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
Annual Report	44

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be
45	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statements of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statements of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund.Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, net operating losses, redemptions in kind, and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Clean Energy ETF	$ 32,756,540	$ 642,066	$ (5,181,338)	$ (4,539,272)
Fidelity Cloud Computing ETF	27,472,035	83,797	(9,275,449)	(9,191,652)
Fidelity Crypto Industry and Digital Payments ETF	17,925,296	28,710	(4,965,389)	(4,936,679)
Fidelity Digital Health ETF	12,616,168	240,369	(3,580,093)	(3,339,724)
Fidelity Electric Vehicles and Future Transportation ETF	54,844,213	432,167	(16,962,867)	(16,530,700)
Fidelity Metaverse ETF	11,930,677	86,048	(1,387,673)	(1,301,625)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Clean Energy ETF	$ —	$ —	$ (936,004)	$ (4,539,688)
Fidelity Cloud Computing ETF	—	—	(1,007,817)	(9,191,685)
Fidelity Crypto Industry and Digital Payments ETF	—	—	(857,128)	(4,936,837)
Fidelity Digital Health ETF	—	—	(118,201)	(3,339,762)
Fidelity Electric Vehicles and Future Transportation ETF	3,598	—	(3,904,483)	(16,530,782)
Fidelity Metaverse ETF	9,043	—	(176,101)	(1,301,672)
Annual Report	46

3. Significant Accounting Policies – continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Clean Energy ETF	$ (936,004)	$ —	$ (936,004)
Fidelity Cloud Computing ETF	(1,007,817)	—	(1,007,817)
Fidelity Crypto Industry and Digital Payments ETF	(857,128)	—	(857,128)
Fidelity Digital Health ETF	(118,201)	—	(118,201)
Fidelity Electric Vehicles and Future Transportation ETF	(3,904,483)	—	(3,904,483)
Fidelity Metaverse ETF	(175,908)	(193)	(176,101)
Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2022 to June 30, 2022. Loss deferrals were as follows:
Ordinary Losses
Fidelity Clean Energy ETF	$ (8,013)
Fidelity Digital Health ETF	(2,724)
The tax character of distributions paid was as follows:
June 30, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Clean Energy ETF	$ 145,750	$ —	$ —	$ 145,750
Fidelity Cloud Computing ETF	57,350	—	—	57,350
Fidelity Crypto Industry and Digital Payments ETF	—	—	—	—
Fidelity Digital Health ETF	—	—	—	—
Fidelity Electric Vehicles and Future Transportation ETF	64,350	—	—	64,350
Fidelity Metaverse ETF	—	—	—	—
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.
47	Annual Report

Notes to Financial Statements  – continued
4. Derivative Instruments – continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Clean Energy ETF	11,564,381	6,963,112
Fidelity Cloud Computing ETF	6,653,048	6,257,725
Fidelity Crypto Industry and Digital Payments ETF	5,970,841	2,770,474
Fidelity Digital Health ETF	5,384,527	4,895,472
Fidelity Electric Vehicles and Future Transportation ETF	19,343,163	12,074,416
Fidelity Metaverse ETF	4,676,940	786,060
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Clean Energy ETF	29,099,140	—
Fidelity Cloud Computing ETF	29,067,407	800,147
Fidelity Crypto Industry and Digital Payments ETF	15,582,073	—
Fidelity Digital Health ETF	13,212,928	816,644
Fidelity Electric Vehicles and Future Transportation ETF	55,204,485	3,903,794
Fidelity Metaverse ETF	9,230,014	1,081,382
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund’s average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Fee Rate
Fidelity Clean Energy ETF	.39%
Fidelity Cloud Computing ETF	.39%
Fidelity Crypto Industry and Digital Payments ETF	.39%
Fidelity Digital Health ETF	.39%
Fidelity Electric Vehicles and Future Transportation ETF	.39%
Fidelity Metaverse ETF	.39%
Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.
Annual Report	48

6. Fees and Other Transactions with Affiliates – continued

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
8. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
49	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF (the “Funds”), each a fund of Fidelity Covington Trust, including the schedules of investments, as of June 30, 2022, the related statements of operations, the statements of changes in net assets and the financial highlights for the period from October 5, 2021 (commencement of operations) through June 30, 2022, except for the related statements of operations, the statements of changes in net assets, and the financial highlights for the Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF; which are for the period from April 19, 2022 (commencement of operations) through June 30, 2022; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, and the results of their operations, the changes in their net assets and the financial highlights for the period from October 5, 2021 (commencement of operations) through June 30, 2022, except for the Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF; which are for the period from April 19, 2022 (commencement of operations) through June 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 12, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Annual Report	50

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 316 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
51	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chairman of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Annual Report	52

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
53	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Annual Report	54

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Trustee
Year of Election or Appointment: 2013
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
55	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Annual Report	56

Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
57	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022) for Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Digital Health ETF and Fidelity Electric Vehicles And Future Transportation ETF and for the period (April 19, 2022 to June 30, 2022) for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value	Ending Account Value June 30, 2022	Expenses Paid During Period
Fidelity Clean Energy ETF	0.39%
Actual		$ 1,000.00	$ 838.80	$ 1.78B
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96D
Fidelity Cloud Computing ETF	0.39%
Actual		$ 1,000.00	$ 633.10	$ 1.58B
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96D
Fidelity Crypto Industry And Digital Payments ETF	0.39%
Actual		$ 1,000.00	$ 480.80	$ 0.57B
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96D
Fidelity Digital Health ETF	0.39%
Actual		$ 1,000.00	$ 740.10	$ 1.68B
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96D
Fidelity Electric Vehicles and Future Transportation ETF	0.39%
Actual		$ 1,000.00	$ 708.50	$ 1.65B
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96D
Fidelity Metaverse ETF	0.39%
Actual		$ 1,000.00	$ 843.30	$ 0.71B
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96D

Annual Report	58

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Digital Health ETF and Fidelity Electric Vehicles And Future Transportation ETF and multiplied by 72/365 (to reflect the period April 19, 2022 to June 30, 2022) for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF.
C	5% return per year before expenses.
D	Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
59	Annual Report

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	December 2021	March 2022	June 2022
Fidelity Clean Energy ETF	53%	4%	4%
Fidelity Cloud Computing ETF	99%	46%	46%
Fidelity Crypto Industry and Digital Payments ETF	—	—	—
Fidelity Digital Health ETF	—	—	—
Fidelity Electric Vehicles and Future Transportation ETF	100%	100%	100%
Fidelity Metaverse ETF	—	—	—
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	December 2021	March 2022	June 2022
Fidelity Clean Energy ETF	100%	100%	100%
Fidelity Cloud Computing ETF	100%	100%	100%
Fidelity Crypto Industry and Digital Payments ETF	—	—	—
Fidelity Digital Health ETF	—	—	—
Fidelity Electric Vehicles and Future Transportation ETF	100%	100%	100%
Fidelity Metaverse ETF	—	—	—
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Ex-Date	Income	Taxes
Fidelity Clean Energy ETF	12/17/2021	—	—
	3/18/2022	$0.0190	$0.0030
	6/17/2022	$0.1059	$0.0169
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
Annual Report	60

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Crypto Industry and Digital Payments ETF
Fidelity Metaverse ETF
At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) for the funds (together, the Advisory Contracts). FMR and the sub-adviser are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s investments in business continuity planning, and its success in continuously providing services to the Fidelity funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts. The Board considered Geode’s experience in managing certain existing Fidelity factor-based ETFs and equity index mutual funds.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered each fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that each fund’s proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.
Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be approved.
61	Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
Annual Report	62

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63	Annual Report

CEE-ANN-0822
1.9903828.100

Item 2.	Code of Ethics

As of the end of the period, June 30, 2022, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2022 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Clean Energy ETF	$11,100	$—	$5,000	$200
Fidelity Cloud Computing ETF	$11,100	$—	$5,000	$200
Fidelity Crypto Industry and Digital Payments ETF	$8,800	$—	$3,700	$—
Fidelity Digital Health ETF	$11,100	$—	$5,000	$200
Fidelity Electric Vehicles and Future Transportation ETF	$11,100	$—	$5,000	$200
Fidelity Metaverse ETF	$8,800	$—	$3,700	$—

June 30, 2021 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Clean Energy ETF	$—	$—	$—	$—
Fidelity Cloud Computing ETF	$—	$—	$—	$—
Fidelity Crypto Industry and Digital Payments ETF	$—	$—	$—	$—
Fidelity Digital Health ETF	$—	$—	$—	$—
Fidelity Electric Vehicles and Future Transportation ETF	$—	$—	$—	$—
Fidelity Metaverse ETF	$—	$—	$—	$—

A	Amounts may reflect rounding.

B

Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Digital Health ETF and Fidelity Electric Vehicles and Future Transportation ETF commenced operations on October 5, 2021. Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF commenced operations on April 19, 2022.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2022A,B	June 30, 2021A,B
Audit-Related Fees	$—	$—
Tax Fees	$—	$—
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B

May include amounts billed prior to the Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*            *             *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2022A,B	June 30, 2021A,B
Deloitte Entities	$485,800	$521,600

A	Amounts may reflect rounding.
B

May include amounts billed prior to the Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF’s commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of June 30, 2022, the members of the Audit Committee were Donald F. Donahue, Thomas P. Bostick, Thomas Kennedy, Garnett A. Smith, and Susan Tomasky.

Item 6.	Investments

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022